IMPAIRMENT OF ASSETS - DISCOUNT AND GROWTH RATES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
BRAZIL [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	12.74%	13.99%
Growth rate used to extrapolate cash flow projections	3.85%	4.70%
Recoverable amounts	$ 879,303
MEXICO [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	12.09%	10.18%
Growth rate used to extrapolate cash flow projections	4.00%	3.50%
Recoverable amounts	$ 25,400
SPAIN [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.62%	8.43%
Growth rate used to extrapolate cash flow projections	1.60%	2.10%
COLOMBIA [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	12.48%	12.25%
Growth rate used to extrapolate cash flow projections	3.40%	3.70%
Recoverable amounts	$ 59,643
PERU [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	11.54%	11.02%
Growth rate used to extrapolate cash flow projections	2.50%	4.20%
Recoverable amounts	$ 226,881
CHILE [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	11.35%	10.91%
Growth rate used to extrapolate cash flow projections	2.40%	3.00%
Recoverable amounts	$ 60,607
ARGENTINA [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	30.25%	27.79%
Growth rate used to extrapolate cash flow projections	19.30%	16.60%
Recoverable amounts	$ 90,143